UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number     811-09205
                                               ------------------
                      Advantage Advisers Xanthus Fund, LLC
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
               ---------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [ADVANTAGE ADVISERS LOGO]


                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.


                              FINANCIAL STATEMENTS



                     FOR THE SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

                   ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)



                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital .......................  1

Schedule of Portfolio Investments ...........................................  2

Schedule of Securities Sold, Not Yet Purchased ..............................  7

Schedule of Swap Contracts .................................................. 11

Statement of Operations ..................................................... 12

Statements of Changes in Members' Capital ................................... 13

Notes to Financial Statements ............................................... 14

Supplemental Information .................................................... 24

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                   JUNE 30, 2006
                                                                                    (UNAUDITED)
ASSETS
Investments in securities, at market value (cost - $451,569,985)                   $ 436,591,321
Unrealized appreciation on swap contracts                                              1,597,234
Due from broker (including Hong Kong Dollars of $107,195, with a cost of $107,326)   126,173,878
Receivable for investment securities sold                                             79,531,572
Interest receivable                                                                      749,625
Dividends receivable (net of foreign withholding taxes of $42,439)                       503,752
Other assets                                                                              78,529
                                                                                   -------------
    TOTAL ASSETS                                                                     645,225,911
                                                                                   -------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $197,963,106)        194,636,283
Withdrawals payable                                                                   23,988,330
Payable for investment securities purchased                                           61,294,212
Administration fees payable                                                              333,094
Accounting and investor services fees payable                                            123,603
Dividends payable on securities sold, not yet purchased                                   59,540
Accrued expenses                                                                         444,903
                                                                                   -------------
    TOTAL LIABILITIES                                                                280,879,965
                                                                                   -------------

      NET ASSETS                                                                   $ 364,345,946
                                                                                   =============


MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                          $ 345,867,686
Accumulated net investment loss                                                         (981,292)
Accumulated net realized gain on investments and foreign currency transactions        29,512,983
Net unrealized depreciation on investments and foreign currency transactions         (10,053,431)
                                                                                   -------------

    MEMBERS' CAPITAL - NET ASSETS                                                  $ 364,345,946
                                                                                   =============

  The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------
                                                                                        JUNE 30, 2006
SHARES                                                                                  MARKET VALUE
               U.S. COMMON STOCK - 114.87%
                 ADVERTISING SALES - 1.62%
    90,890          Focus Media Holding, Ltd. - Sponsored ADR*                  (a)    $    5,922,392
                                                                                       --------------
                 AGRICULTURAL CHEMICALS - 2.01%
    87,180          Monsanto Co.                                                (a)         7,339,684
                                                                                       --------------
                 APPLICATIONS SOFTWARE - 0.81%
   210,230          Quest Software, Inc.*                                                   2,943,220
                                                                                       --------------
                 BATTERIES / BATTERY SYSTEMS - 0.44%
    44,600          Energy Conversion Devices, Inc.*                                        1,624,778
                                                                                       --------------
                 COMMERCIAL SERVICES - 2.33%
   103,580          Alliance Data Systems Corp.*                                (a)         6,092,575
   178,080          PeopleSupport, Inc.*                                                    2,396,957
                                                                                       --------------
                                                                                            8,489,532
                                                                                       --------------
                 COMMUNICATIONS SOFTWARE - 0.68%
   281,400          KongZhong Corp. - Sponsored ADR*                                        2,476,320
                                                                                       --------------
                 COMPUTER SERVICES - 0.66%
   175,230          BISYS Group, Inc.*                                                      2,400,651
                                                                                       --------------
                 COMPUTERS - 1.41%
    89,530          Apple Computer, Inc.*                                                   5,127,383
                                                                                       --------------
                 COMPUTERS - MEMORY DEVICES - 3.58%
    29,840          M-Systems Flash Disk Pioneers, Ltd.*                                      884,159
   537,180          Seagate Technology                                          (a)        12,161,755
         1          Seagate Technology Escrow Shares                                               28
                                                                                       --------------
                                                                                           13,045,942
                                                                                       --------------
                 COMPUTERS - PERIPHERAL EQUIPMENT - 2.56%
   100,890          Logitech International S. A. - Sponsored ADR*               (a)         3,915,541
   253,680          Synaptics, Inc.*                                                        5,428,752
                                                                                       --------------
                                                                                            9,344,293
                                                                                       --------------
                 CONSULTING SERVICES - 1.87%
   240,280          Accenture, Ltd., Class A                                                6,804,730
                                                                                       --------------
                 DATA PROCESSING / MANAGEMENT - 1.49%
   119,370          Fiserv, Inc.*                                                           5,414,623
                                                                                       --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------
                                                                                        JUNE 30, 2006
SHARES                                                                                   MARKET VALUE
               U.S. COMMON STOCK (CONTINUED)
                 DIAGNOSTIC EQUIPMENT - 1.69%
   320,295          Immucor, Inc.*                                              (a)    $    6,159,273
                                                                                       --------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 24.54%
   139,390          Advanced Analogic Technologies, Inc.*                                   1,460,807
 2,859,490          ARM Holdings, Plc - Sponsored ADR                           (a)        17,900,408
   208,900          ATI Technologies, Inc.*                                                 3,049,940
   604,170          Freescale Semiconductor, Inc., Class A*                     (a)        17,520,930
   119,360          MEMC Electronic Materials, Inc.*                                        4,476,000
   371,724          Monolithic Power Systems, Inc.*                             (a)         4,397,495
   239,710          OmniVision Technologies, Inc.*                              (a)         5,062,675
   352,680          Silicon Laboratories, Inc.*                                 (a)        12,396,702
   486,880          Silicon Motion Technology Corp. - Sponsored ADR*            (a)         6,981,859
   427,462          Volterra Semiconductor Corp.*                               (a)         6,523,070
   202,540          Xilinx, Inc.                                                (a)         4,587,531
   208,000          Zoran Corp.*                                                (a)         5,062,720
                                                                                       --------------
                                                                                           89,420,137
                                                                                       --------------
                 ELECTRONIC DESIGN AUTOMATION - 1.68%
   548,930          Comtech Group, Inc.*                                        (a)         6,109,591
                                                                                       --------------
                 ELECTRONIC MEASURING INSTRUMENTS - 1.89%
   154,340          Trimble Navigation, Ltd.*                                   (a)         6,889,738
                                                                                       --------------
                 ENTERPRISE SOFTWARE / SERVICES - 0.95%
   238,720          Oracle Corp.*                                                           3,459,053
                                                                                       --------------
                 ENTERTAINMENT SOFTWARE - 1.83%
   308,272          THQ, Inc.*                                                              6,658,675
                                                                                       --------------
                 HEALTH CARE COST CONTAINMENT - 1.89%
   145,535          McKesson Corp.                                              (a)         6,880,895
                                                                                       --------------
                 INDUSTRIAL AUDIO & VIDEO PRODUCTION - 2.94%
   459,438          Dolby Laboratories, Inc., Class A*                          (a)        10,704,905
                                                                                       --------------
                 NETWORKING PRODUCTS - 1.21%
   230,680          Atheros Communications*                                     (a)         4,394,454
                                                                                       --------------
                 PHARMACY SERVICES - 1.87%
   118,810          Medco Health Solutions, Inc.*                                           6,805,437
                                                                                       --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------
                                                                                        JUNE 30, 2006
SHARES                                                                                  MARKET VALUE
               U.S. COMMON STOCK (CONTINUED)
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 6.43%
    18,070          Hittite Microwave Corp.*                                           $      653,411
   361,972          Marvell Technology Group, Ltd.*                             (a)        16,046,219
   674,479          Taiwan Semiconductor Manufacturing Co., Ltd. -
                      Sponsored ADR                                                         6,191,714
   118,710          TriQuint Semiconductor, Inc.*                                             529,447
                                                                                       --------------
                                                                                           23,420,791
                                                                                       --------------
                 SEMICONDUCTOR EQUIPMENT - 12.44%
   298,440          Applied Materials, Inc.                                                 4,858,603
   259,260          Formfactor, Inc.*                                           (a)        11,570,774
   379,390          KLA-Tencor Corp.                                            (a)        15,771,242
   477,287          Tessera Technologies, Inc.*                                 (a)        13,125,393
                                                                                       --------------
                                                                                           45,326,012
                                                                                       --------------
                 TELECOMMUNICATION EQUIPMENT - 2.98%
   221,570          ADC Telecommunications, Inc.*                                           3,735,670
   623,600          Avaya, Inc.*                                                (a)         7,121,512
                                                                                       --------------
                                                                                           10,857,182
                                                                                       --------------
                 TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 1.80%
   218,230          Corning, Inc.*                                              (a)         5,278,984
    69,746          Oplink Communications, Inc.*                                            1,277,049
                                                                                       --------------
                                                                                            6,556,033
                                                                                       --------------
                 TELECOMMUNICATION SERVICES - 2.15%
   182,230          RCN Corp.*                                                  (a)         4,542,994
   111,547          SAVVIS, Inc.*                                                           3,302,907
                                                                                       --------------
                                                                                            7,845,901
                                                                                       --------------
                 THERAPEUTICS - 1.04%
    64,080          Gilead Sciences, Inc.*                                                  3,790,973
                                                                                       --------------
                 TRANSPORT - SERVICES - 1.48%
   213,940          Laidlaw International, Inc.                                 (a)         5,391,288
                                                                                       --------------
                 WEB PORTALS / ISP - 13.40%
    34,970          Google, Inc., Class A*                                      (a)        14,663,970
    10,750          Rediff.Com India Ltd. - Sponsored ADR*                                    159,100
   313,330          Sina Corp.*                                                             7,826,983

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------
                                                                                        JUNE 30, 2006
SHARES                                                                                  MARKET VALUE
               U.S. COMMON STOCK (CONTINUED)
                 WEB PORTALS / ISP (CONTINUED)
   710,045          Sohu.com, Inc.*                                             (a)    $   18,312,061
   238,750          Yahoo!, Inc.*                                                           7,878,750
                                                                                       --------------
                                                                                           48,840,864
                                                                                       --------------
                 WIRELESS EQUIPMENT - 13.20%
   497,070          American Tower Corp., Class A*                              (a)        15,468,818
   445,180          Motorola, Inc.                                              (a)         8,970,377
   299,283          Powerwave Technologies, Inc.*                               (a)         2,729,461
   493,740          Qualcomm, Inc.                                              (a)        19,784,162
   189,490          RF Micro Devices, Inc.*                                                 1,131,255
                                                                                       --------------
                                                                                           48,084,073
                                                                                       --------------
               TOTAL U.S. COMMON STOCK (COST $432,989,468)                             $  418,528,823
                                                                                       --------------
               FRANCE COMMON STOCKS - 0.86%
                 ENTERTAINMENT SOFTWARE - 0.86%
    65,351          UbiSoft Entertainment S.A.*                                             3,158,628
                                                                                       --------------
               TOTAL FRANCE COMMON STOCK (COST $3,209,783)                             $    3,158,628
                                                                                       --------------
               HONG KONG COMMON STOCK - 1.52%
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.80%
 3,254,639          AAC Acoustic Technology Holdings, Inc.*                                 2,912,288
                                                                                       --------------
                 POWER CONVERSION / SUPPLY EQUIPMENT - 0.72%
 2,195,497          Harbin Power Equipment Co., Ltd. - H                                    2,614,696
                                                                                       --------------
               TOTAL HONG KONG COMMON STOCK (COST $5,456,600)                          $    5,526,984
                                                                                       --------------
               SINGAPORE COMMON STOCK - 2.13%
                 DIVERSIFIED OPERATIONS - 2.13%
   834,571          Keppel Corp., Ltd.                                                      7,758,051
                                                                                       --------------
               TOTAL SINGAPORE COMMON STOCK (COST $8,139,946)                          $    7,758,051
                                                                                       --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------
                                                                                        JUNE 30, 2006
CONTRACTS                                                                               MARKET VALUE
               PURCHASED OPTIONS - 0.45%
                 CALL OPTIONS - 0.35%
                 SEMICONDUCTOR EQUIPMENT - 0.23%
     5,953          KLA-Tencor Corp., 09/16/06, $45.00                                 $      833,420
                                                                                       --------------
                 WEB PORTALS / ISP - 0.12%
     2,967          Yahoo! Inc., 07/22/06, $32.50                                             430,215
                                                                                       --------------
                 TOTAL CALL OPTIONS (COST $1,665,852)                                       1,263,635
                                                                                       --------------
                 PUT OPTIONS - 0.10%
                 TELECOMMUNICATION EQUIPMENT - 0.10%
     1,776          Tellabs, Inc., 09/16/06, $15.00                                           355,200
                                                                                       --------------
                 TOTAL PUT OPTIONS (COST $108,336)                                            355,200
                                                                                       --------------
               TOTAL PURCHASED OPTIONS (COST $1,774,188)                               $    1,618,835
                                                                                       --------------

               TOTAL INVESTMENTS (COST $451,569,985) - 119.83%                         $  436,591,321
                                                                                       --------------

               OTHER ASSETS, LESS LIABILITIES - (19.83%)                                  (72,245,375)
                                                                                       --------------

               NET ASSETS - 100.00%                                                    $  364,345,946
                                                                                       ==============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*    Non-income producing security.

ADR  American Depository Receipt


                                                                  JUNE 30, 2006
                                                                  PERCENTAGE OF
                                                                  NET ASSETS (%)
INVESTMENTS IN SECURITIES-BY INDUSTRY                               (UNAUDITED)
--------------------------------------------------------------------------------
Advertising Sales                                                       1.62
Agricultural Chemicals                                                  2.01
Applications Software                                                   0.81
Batteries/Battery Systems                                               0.44
Commercial Services                                                     2.33
Communications Software                                                 0.68
Computer Services                                                       0.66
Computers                                                               1.41
Computers - Memory Devices                                              3.58
Computers - Peripheral Equipment                                        2.56
Consulting Services                                                     1.87
Data Processing / Management                                            1.49
Diagnostic Equipment                                                    1.69
Diversified Operations                                                  2.13
Electronic Components - Miscellaneous                                   0.80
Electronic Components - Semiconductors                                 24.54
Electronic Design Automation                                            1.68
Electronic Measuring Instruments                                        1.89
Enterprise Software / Services                                          0.95
Entertainment Software                                                  2.69
Health Care Cost Containment                                            1.89
Industrial Audio & Video Production                                     2.94
Networking Products                                                     1.21
Pharmacy Services                                                       1.87
Power Conversion / Supply Equipment                                     0.72
Semiconductor Components -
  Integrated Circuits                                                   6.43
Semiconductor Equipment                                                12.67
Telecommunication Equipment                                             3.08
Telecommunication Equipment Fiber Optics                                1.80
Telecommunication Services                                              2.15
Therapeutics                                                            1.04
Transport - Services                                                    1.48
Web Portals / ISP                                                      13.52
Wireless Equipment                                                     13.20
                                                                      ------
Total Investment in Securities                                        119.83
                                                                      ======

   The accompanying notes are an integral part of these financial statements.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
-----------------------------------------------------------------------------------------------------
                                                                                        JUNE 30, 2006
SHARES                                                                                  MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED - (53.42%)
                 ADVERTISING SERVICES - (0.42%)
    23,880          Getty Images, Inc.                                                 $   (1,516,619)
                                                                                       --------------
                 APPLICATIONS SOFTWARE - (1.65%)
    37,090          Infosys Technologies, Ltd. - Sponsored ADR                             (2,834,047)
   118,880          Salesforce.com, Inc.                                                   (3,169,341)
                                                                                       --------------
                                                                                           (6,003,388)
                                                                                       --------------
                 AUDIO / VIDEO PRODUCTS - (1.59%)
   131,610          SONY Corp. - Sponsored ADR                                             (5,796,104)
                                                                                       --------------
               CABLE TELEVISION - (2.34%)
    81,170          Comcast Corp., Class A                                                 (2,657,506)
   179,220          DIRECTV Group, Inc.                                                    (2,957,130)
    94,990          EchoStar Communications Corp., Class A                                 (2,926,642)
                                                                                       --------------
                                                                                           (8,541,278)
                                                                                       --------------
                 CAPACITORS - (0.32%)
   126,690          KEMET Corp.                                                            (1,168,082)
                                                                                       --------------
                 CASINO HOTELS - (1.44%)
    77,180          Station Casinos, Inc.                                                  (5,254,414)
                                                                                       --------------
                 COATINGS / PAINT - (0.81%)
    62,500          Sherwin-Williams Co.                                                   (2,967,500)
                                                                                       --------------
                 COMMERCIAL SERVICES - FINANCE - (0.98%)
   149,570          H&R Block, Inc.                                                        (3,568,740)
                                                                                       --------------
                 COMPUTERS - (2.82%)
   420,480          Dell, Inc.                                                            (10,284,941)
                                                                                       --------------
                 COMPUTERS - MEMORY DEVICES - (3.68%)
   401,840          EMC Corp.                                                              (4,408,185)
    58,900          Imation Corp.                                                          (2,417,845)
    59,690          SanDisk Corp.                                                          (3,042,996)
   179,070          Western Digital Corp.                                                  (3,547,377)
                                                                                       --------------
                                                                                          (13,416,403)
                                                                                       --------------
                 CONSUMER PRODUCTS - MISCELLANEOUS - (0.69%)
   119,310          American Greetings Corp., Class A                                      (2,506,703)
                                                                                       --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------
                                                                                        JUNE 30, 2006
SHARES                                                                                  MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                 DISTRIBUTION / WHOLESALE - (1.56%)
   104,060          CDW Corp.                                                          $   (5,686,879)
                                                                                       --------------
                 E-COMMERCE / SERVICES - (0.97%)
   133,550          IAC/InterActiveCorp                                                    (3,537,739)
                                                                                       --------------
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - (3.76%)
   391,860          AVX Corp.                                                              (6,187,469)
   477,490          Vishay Intertechnology, Inc.                                           (7,510,918)
                                                                                       --------------
                                                                                          (13,698,387)
                                                                                       --------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - (12.35%)
   432,720          Advanced Micro Devices, Inc.                                          (10,567,022)
   462,990          Amkor Technology, Inc.                                                 (4,379,885)
   289,480          Fairchild Semiconductor International, Inc.                            (5,259,852)
   461,430          LSI Logic Corp.                                                        (4,129,799)
   238,740          Nvidia Corp.                                                           (5,082,775)
   140,380          Semtech Corp.                                                          (2,028,491)
   364,690          STMicroelectronics N.V.                                                (5,860,568)
   253,810          Texas Instruments, Inc.                                                (7,687,905)
                                                                                       --------------
                                                                                          (44,996,297)
                                                                                       --------------
                 ELECTRONIC MEASURING INSTRUMENTS - (1.29%)
   148,820          Agilent Technologies, Inc.                                             (4,696,759)
                                                                                       --------------
                 ENTERPRISE SOFTWARE / SERVICES - (1.26%)
   223,240          CA, Inc.                                                               (4,587,582)
                                                                                       --------------
                 ENTERTAINMENT SOFTWARE - (1.06%)
    89,530          Electronic Arts, Inc.                                                  (3,853,371)
                                                                                       --------------
                 INTERNET SECURITY - (1.01%)
   208,250          Check Point Software Technologies, Ltd.                                (3,665,200)
                                                                                       --------------
                 MEDICAL - DRUGS - (0.87%)
    86,600          Merck & Co., Inc.                                                      (3,154,838)
                                                                                       --------------
                 MULTI-MEDIA - (1.95%)
    83,560          E.W. Scripps Co., Class A                                              (3,604,778)

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------
                                                                                        JUNE 30, 2006
SHARES                                                                                  MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                 MULTI-MEDIA (CONTINUED)
    71,040          Meredith Corp.                                                     $   (3,519,322)
                                                                                       --------------
                                                                                           (7,124,100)
                                                                                       --------------
                 PUBLISHING - NEWSPAPERS - (0.93%)
   104,590          Tribune Co.                                                            (3,391,854)
                                                                                       --------------
                 RECREATIONAL VEHICLES - (0.28%)
    23,740          Polaris Industries, Inc.                                               (1,027,942)
                                                                                       --------------
                 RETAIL - BUILDING PRODUCTS - (0.99%)
    59,680          Lowe's Companies, Inc.                                                 (3,620,786)
                                                                                       --------------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (1.26%)
   155,640          Semiconductor Manufacturing International Corp. -
                      Sponsored ADR                                                        (1,087,923)
 1,121,860          United Microelectronics Corp. - Sponsored ADR                          (3,488,985)
                                                                                       --------------
                                                                                           (4,576,908)
                                                                                       --------------
               TELECOMMUNICATION EQUIPMENT - (1.24%)
   358,110          Alcatel S.A. - Sponsored ADR                                           (4,515,767)
                                                                                       --------------
                 TELEPHONE - INTEGRATED - (1.62%)
    87,260          CenturyTel, Inc.                                                       (3,241,709)
   328,270          Qwest Communications International, Inc.                               (2,655,704)
                                                                                       --------------
                                                                                           (5,897,413)
                                                                                       --------------
                 WEB PORTALS / ISP - (0.67%)
   279,950          EarthLink, Inc.                                                        (2,424,367)
                                                                                       --------------
                 WIRELESS EQUIPMENT - (3.61%)
   358,110          Nokia OYJ Corp. - Sponsored ADR                                        (7,255,308)
   178,590          Telefonaktiebolaget LM Ericsson - Sponsored ADR                        (5,900,614)
                                                                                       --------------
                                                                                          (13,155,922)
                                                                                       --------------

               TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $197,963,106)        $ (194,636,283)
                                                                                       ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
                                                                  JUNE 30, 2006
                                                                  PERCENTAGE OF
                                                                  NET ASSETS (%)
SECURITIES SOLD, NOT YET PURCHASED-BY INDUSTRY                     (UNAUDITED)
------------------------------------------------------            --------------
Advertising Services                                                   (0.42)
Applications Software                                                  (1.65)
Audio / Video Products                                                 (1.59)
Cable Television                                                       (2.34)
Capacitors                                                             (0.32)
Casino Hotels                                                          (1.44)
Coatings / Paint                                                       (0.81)
Commercial Services - Finance                                          (0.98)
Computers                                                              (2.82)
Computers - Memory Devices                                             (3.68)
Consumer Products - Miscellaneous                                      (0.69)
Distribution / Wholesale                                               (1.56)
E-Commerce / Services                                                  (0.97)
Electronic Components - Miscellaneous                                  (3.76)
Electronic Components - Semiconductors                                (12.35)
Electronic Measuring Instruments                                       (1.29)
Enterprise Software / Services                                         (1.26)
Entertainment Software                                                 (1.06)
Internet Security                                                      (1.01)
Medical - Drugs                                                        (0.87)
Multimedia                                                             (1.95)
Publishing - Newspapers                                                (0.93)
Recreational Vehicles                                                  (0.28)
Retail - Building Products                                             (0.99)
Semiconductor Components - Integrated Circuits                         (1.26)
Telecommunication Equipment                                            (1.24)
Telephone - Integrated                                                 (1,62)
Web Portals / ISP                                                      (0.67)
Wireless Equipment                                                     (3.61)
                                                                      ------
Total Securities Sold, Not Yet Purchased                              (53.42)
                                                                      ======

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                        JUNE 30, 2006
                                                                                         UNREALIZED
                                                                                       APPRECIATION/
CONTRACTS                                                                              (DEPRECIATION)
               SWAP CONTRACTS - 0.44%
                 E-SERVICES / CONSULTING - 0.06%
    39,474          CDNetworks Co., Ltd.                                                  $   203,023
                                                                                          -----------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.14%
   567,632          Epistar Corp.                                                             219,030
   631,569          Mediatek Inc.                                                             310,237
                                                                                          -----------
                                                                                              529,267
                                                                                          -----------
                 POWER CONVERSION / SUPPLY EQUIPMENT - 0.20%
 1,633,355          Delta Electronics Inc.                                                    723,657
                                                                                          -----------
                 SEMICONDUCTOR EQUIPMENT - 0.03%
    71,064          Phicom Corp.                                                              100,601
                                                                                          -----------
                 WEB PORTALS / ISP - 0.01%
    11,938          NHN Corp.                                                                  40,686
                                                                                          -----------
               TOTAL SWAP CONTRACTS                                                       $ 1,597,234
                                                                                          ===========


                                                                  JUNE 30, 2006
                                                                  PERCENTAGE OF
                                                                  NET ASSETS (%)
SWAP CONTRACTS-BY INDUSTRY                                          (UNAUDITED)
--------------------------------------------------------          --------------
E-Services / Consulting                                                0.06
Electronic Components - Semiconductors                                 0.14
Power Conversion / Supply Equipment                                    0.20
Semiconductor Equipment                                                0.03
Web Portals / ISP                                                      0.01
                                                                       ----
Total Swap Contracts                                                   0.44
                                                                       ====

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2006
                                                                   (UNAUDITED)
INVESTMENT INCOME
    Interest                                                      $ 2,625,259
    Dividends, net of withholding taxes of $81,127                  1,400,486
                                                                  -----------
                                                                    4,025,745
                                                                  -----------
EXPENSES
    Administration fees                                             2,006,627
    Prime broker fees                                               1,097,572
    Dividends on securities sold, not yet purchased                 1,076,809
    Accounting and investor services fees                             223,142
    Interest expense                                                  162,828
    Insurance expense                                                  98,801
    Audit and tax fees                                                 95,423
    Legal fees                                                         88,836
    Custodian fees                                                     64,451
    Board of Managers' fees and expenses                               30,464
    Printing expense                                                   27,621
    Registration expense                                               12,397
    Miscellaneous                                                      22,066
                                                                  -----------
        TOTAL EXPENSES                                              5,007,037
                                                                  -----------

        NET INVESTMENT LOSS                                          (981,292)
                                                                  -----------

REALIZED GAIN (LOSS) AND UNREALIZED LOSS ON INVESTMENTS,
FOREIGN CURRENCY TRANSACTIONS AND SWAP CONTRACTS

    REALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY
        TRANSACTIONS AND SWAP CONTRACTS
        Investment securities                                      36,349,778
        Written options                                            (1,570,693)
        Securities sold, not yet purchased                            (52,395)
        Foreign currency transactions                                    (265)
        Swap contracts                                             (5,213,442)
                                                                  -----------
            NET REALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY
                TRANSACTIONS AND SWAP CONTRACTS                    29,512,983
                                                                  -----------
    NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS AND
        FOREIGN CURRENCY TRANSACTIONS                             (13,311,899)
    NET CHANGE IN UNREALIZED APPRECIATION ON SWAP CONTRACTS         1,597,234
                                                                  -----------
        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
            FOREIGN CURRENCY TRANSACTIONS AND SWAP CONTRACTS       17,798,318
                                                                  -----------
        NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
            INVESTMENT ACTIVITIES                                 $16,817,026
                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL
                                                                                ADVISORY
                                                                                 MEMBER          MEMBERS          TOTAL
                                                                              ------------    ------------    ------------
MEMBERS' CAPITAL, DECEMBER 31, 2004                                           $         --    $389,761,098    $389,761,098
                                                                              ------------    ------------    ------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                                  --      (3,399,281)     (3,399,281)
   Net realized gain on investments                                                     --      47,304,902      47,304,902
   Net change in unrealized depreciation on investments                                 --      (5,129,531)     (5,129,531)
   Incentive allocation                                                          3,335,825      (3,335,825)             --
                                                                              ------------    ------------    ------------
   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES           3,335,825      35,440,265      38,776,090
                                                                              ------------    ------------    ------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                                --      20,092,791      20,092,791
   Capital withdrawals                                                          (3,335,825)    (84,477,796)    (87,813,621)
                                                                              ------------    ------------    ------------
   NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS           (3,335,825)    (64,385,005)    (67,720,830)
                                                                              ------------    ------------    ------------

MEMBERS' CAPITAL, DECEMBER 31, 2005                                           $         --    $360,816,358    $360,816,358
                                                                              ------------    ------------    ------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                        $         --    $   (981,292)   $   (981,292)
   Net realized gain on investments, foreign currency
     transactions and swap contracts                                                    --      29,512,983      29,512,983
   Net change in unrealized depreciation on investments,
     foreign currency transactions and swap contracts                                   --     (11,714,665)    (11,714,665)
   Incentive allocation                                                            149,383        (149,383)             --
                                                                              ------------    ------------    ------------
   NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES             149,383      16,667,643      16,817,026
                                                                              ------------    ------------    ------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                                --      10,700,892      10,700,892
   Capital withdrawals                                                            (149,383)    (23,838,947)    (23,988,330)
                                                                              ------------    ------------    ------------
   NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS             (149,383)    (13,138,055)    (13,287,438)
                                                                              ------------    ------------    ------------

MEMBERS' CAPITAL, JUNE 30, 2006                                               $         --    $364,345,946    $364,345,946
                                                                              ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    1.  ORGANIZATION

        Advantage Advisers Xanthus Fund, L.L.C. (the OCompanyO) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended, (the OActO) as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

        Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (OBoard of ManagersO). There are six members of the Board of Managers, one of whom is considered an Ointerested personO under the Act. On March 1, 2006, the Company named James E. Buck as lead Independent Manager of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the OAdviserO). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. (OOAMO) and an affiliate of Oppenheimer & Co. Inc. (OOppenheimerO). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Alkeon Capital Management L.L.C. (OAlkeonO) is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

        The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. From January 1, 2004 to December 31, 2004, new Members were not accepted into the Company, although existing Members as of December 31, 2003 were allowed to make additional contributions. At a meeting held on November 1, 2004, the Board of Managers approved the acceptance of initial contributions by the Company from new members on or after January 1, 2005. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

        Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

        a.  REVENUE RECOGNITION

        Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

        b.  PORTFOLIO VALUATION

        The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

        (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

            (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

            (2) If no sales of those  securities  are  reported on a  particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

        (ii) Securities traded on NASDAQ shall be valued:

            (1) at the NASDAQ Official Closing Price (ONOCPO) (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

            (2) if no NOCP is  available,  at the last sale  price on the NASDAQ prior to the  calculation of the net asset value of the Company;
                or

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        b.  PORTFOLIO VALUATION (CONTINUED)

            (3) if no sale is shown on NASDAQ, at the bid price; or

            (4) if no sale is shown  and no bid  price is  available,  the price will be deemed OstaleO and the value will be determined in accordance with the fair valuation procedures set forth herein.

        Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

        Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

        All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        b.  PORTFOLIO VALUATION (CONTINUED)

        Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

        The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, ODiscloses about Fair Value of Financial Instruments,O approximates the carrying amounts presented in the Statement ofAssets, Liabilities and Members' Capital.

        c.  CASH EQUIVALENTS

        The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents.

        d.  INCOME TAXES

        No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

        The Company has reclassified ($3,399,281) and $47,304,902 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2005. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

    3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

        Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

        During the six months ended June 30, 2006, Oppenheimer earned $74,912 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $304,877 as brokerage commissions from portfolio transactions executed on behalf of the Company.

        Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the OIncentive AllocationO), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's Oloss recovery account.O The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2006, an Incentive Allocation of $149,383 was credited to the Special Advisory Member's capital account. Based upon the profits for the six months ended June 30, 2006, the incentive allocation that would have been credited to the Special Advisory Account is $3,440,362. However, this amount is not reflected in the accompanying statement of changes in members' capital because the incentive allocation is credited at the end of the calendar year.

        Each member of the Board of Managers (each a OManagerO) who is not an Ointerested personO of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an Ointerested personO does not receive any annual or other fee from the Company. Managers who are not Ointerested personsO are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

        PFPC Trust Company (the OCustodianO) serves as custodian of the Company's assets.

        PFPC Inc. (OPFPCO) serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

        Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2006, such sales commissions earned by Oppenheimer amounted to $73,180.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    4.  INDEMNIFICATIONS

        The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

    5.  SECURITIES TRANSACTIONS

        Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2006, amounted to $1,166,670,542 and $1,126,467,870, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2006, amounted to $701,026,062 and $791,839,518, respectively.

        At December 31, 2005, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $375,525,790, and $106,579,426, respectively.

        For Federal income tax purposes, at December 31, 2005, accumulated net unrealized depreciation on portfolio investments and securities sold, not yet purchased was $2,928,116, consisting of $16,343,541 gross unrealized appreciation and $19,271,657 gross unrealized depreciation.

        Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2006.

    6.  SHORT-TERM BORROWINGS

        The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2006, the Company had no outstanding margin borrowings.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

        In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

        The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

        Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

        The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

        When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value. During for the six months ended June 30, 2006, transactions in written options were as follows:

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

                                          CALL OPTIONS           PUT OPTIONS
                                     --------------------  --------------------

                                     NUMBER OF             NUMBER OF
                                     CONTRACTS   PREMIUM   CONTRACTS   PREMIUM
                                     ---------  ---------  ---------  ---------
        Beginning balance                   --  $      --         --  $      --

        Options written                     --         --        530    754,852

        Options closed                      --         --       (530)  (754,852)

        Options exercised                   --         --         --         --

        Options expired                     --         --         --         --

        Options split                       --         --         --         --
                                     ---------  ---------  ---------  ---------
        Written options outstanding
          as of June 30, 2006               --  $      --         --  $      --
                                     =========  =========  =========  =========


    8.  RECENT ACCOUNTING PRONOUNCEMENTS

        On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 OAccounting for Uncertainty in Income TaxesO (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are
        Omore-likely-than-notO of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    9.  FINANCIAL HIGHLIGHTS

        The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                         SIX MONTHS
                                            ENDED           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          JUNE 30,         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            2006               2005           2004           2003           2002            2001
                                         -----------       -----------    -----------    -----------    -----------    -----------
        Net assets, end of period
          (000s)                         $   364,346       $   360,816    $   389,761    $   502,521    $   338,197    $   395,087
        Ratio of net investment
          income (loss) to average
          net assets**                         (0.50%)***        (0.91%)        (1.35%)        (1.31%)        (0.72%)         0.80%
        Ratio of expenses to
          average net assets**                  2.56%***          2.33%          2.13%          1.88%          1.80%          1.99%
        Ratio of incentive
          allocation to average
          net assets                            0.08%***          0.89%             0%+         5.29%             0%+         0.07%
        Portfolio turnover                       232%              365%           323%           398%           763%           688%
        Total return - gross*                   4.77%            11.47%         (6.58%)        41.66%         (5.44%)        (0.15%)
        Total return - net*                     3.82%             9.18%         (6.58%)        33.33%         (5.44%)        (0.15%)
        Average debt ratio                       N/A               N/A           0.77%          0.70%           N/A            N/A

        * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

        ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

        *** Annualized

        N/A Not applicable

        +   Less than 0.01%

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

    10. SUBSEQUENT EVENTS

        Subsequent to June 30, 2006, the Company received initial and additional capital contributions from Members of $2,442,850.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


I.  PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's (OSECO's) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through June 30, 2006 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.


II.    PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


III.   APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on March 1, 2006, the Board of Managers of the Company (the OBoardO) completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser. A special meeting was held on January 10, 2006 at which management provided and reviewed with the Board charts comparing the fees and expense structure of the Company with those of comparable registered funds and comparing the investment performance of the Company to the performance of similar funds and industry indices and discussed with the Board the materials to be provided at the March 1, 2006 meeting.

In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee and expense information for comparable funds) and the profitability of the Adviser and its affiliates with respect to its relationship with the Company; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. Management reviewed the

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


investment management, compliance, regulatory risk management, administration, accounting infrastructure and investor related services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services. The Independent Managers had, over the previous twelve months, considered various matters relevant to the consideration of the renewals of the various agreements, including: the nature, extent and quality of the services provided to the Company; Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third-party service providers; and the profitability of the Adviser attributable to providing services to the Company, among other matters. The
Independent Managers had previously had discussions with senior management at Oppenheimer and OAM, and with an independent board member of Oppenheimer Holdings Inc. (the ultimate parent of Oppenheimer and OAM), regarding each of the various regulatory actions and settlements involving Oppenheimer that had been disclosed to the Board during the past year, including but not limited to a special telephonic meeting of the Board on November 30, 2005 to obtain information from the general counsel of Oppenheimer regarding these matters.

Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

In connection with its consideration of the investment advisory agreement, the Board reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. Although the performance of the Company varied from quarter to quarter, and the Company did not always outperform such funds and indices, the consensus of the Board was that, since the 2003 acquisition of the CIBC asset management business by Oppenheimer and over the long term, the performance of the Company has been adequate, although volatile. The Board also noted that the investment performance of the Company had improved during the prior year. The Board concluded that management is making appropriate efforts toward the goal of improving the Company's investment performance. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and 20% incentive allocation -- is comparable for similar products. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. In this regard, the Board reviewed a comparison of the Company's

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


fees and expenses to those of comparable registered funds, and concluded that the Company's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including fees and incentive allocations, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company. The Board noted the
Adviser's continued willingness to manage the Company and Oppenheimer's willingness to support the Adviser's operations evidenced their commitment to providing quality services to the Company.

The Board also recognized that the Adviser and Oppenheimer support the distribution of interests in the Company by making direct payments from their own resources to financial advisors of Oppenheimer in connection with investor-related services.

Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer, and concluded that the Company's advisory fees and expenses were within industry norms.

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time because there have been net outflows of capital from the Company.

Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
Managers:

 1. the nature, extent and quality of the services provided by the Adviser are adequate and appropriate;

 2. the fees to be paid to the Adviser and Oppenheimer are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Adviser and its affiliates from their relationships with the Company;

 3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser and other investment advisers to similar investment vehicles receiving similar services.

 4. in light of a declining level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

 5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Advantage Advisers Xanthus Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date 8/29/2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date 8/29/2006
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Vineet Bhalla
                         -------------------------------------------------------
                             Vineet Bhalla, Chief Financial Officer
                             (principal financial officer)

Date 8/29/2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.